Certain Relationships and Related Party Transactions (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) ft²	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Majority Shareholder
Related Party Transaction [Line Items]
Related party transaction, revenues from transactions with related party	$ 4.9	$ 4.4	$ 3.6
Receivables due from BGP	$ 1.6	0.6
Company's outstanding common stock owned by related parties	10.60%
Board of Directors Chairman
Related Party Transaction [Line Items]
Company's outstanding common stock owned by related parties	8.80%
Payments for continued services agreement (less than)			$ 0.1
Area of office space subleased (sqft) | ft²	4,100
Board of Directors Chairman | Manufacturing facility
Related Party Transaction [Line Items]
Payments for continued services agreement (less than)	$ 0.4	$ 0.2